Exchange rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USD
Disclosure of foreign exchange rates [line items]
Average rates:	1.31	1.28	1.24
Period end rates:	1.35	1.25	1.27
EUR
Disclosure of foreign exchange rates [line items]
Average rates:	1.17	1.18	1.15
Period end rates:	1.15	1.20	1.15
JPY
Disclosure of foreign exchange rates [line items]
Average rates:	198	193	175
Period end rates:	211	197	180